Federated Equity Funds
Federated Clover Value Fund
Federated Income Securities Trust
Federated Real Return Bond Fund
Federated MDT Series
Federated MDT Large Cap Growth Fund
FOR PURPOSES OF THIS SUPPLEMENT, ONLY THE A and C CLASSES IN THE PROSPECTUSES OF THE ABOVE-NAMED FUNDS ARE AFFECTED BY THE SPECIFIC CHANGES DESCRIBED BELOW

SUPPLEMENT TO the current PROSPECTUSES of the above-referenced funds
Under the heading entitled “ How is the Fund Sold?,” please delete the second paragraph in the sub-section entitled “A and C Classes” and replace it with the following:
“A shareholder in the Fund's A class or a shareholder in the Fund's C class whose shares are not subject to a CDSC may convert their Shares into the IS class of the Fund if the shareholder meets the IS class eligibility criteria and investment minimum. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.”
April 4, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451589 (3/13)